UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22758

Registrant Name:	PIMCO Dynamic Credit Income Fund

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau 1633 Broadway New York, NY 10019

Registrant’s telephone number, including area code:	844-377-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2014

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Credit Income Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.5%
BANK LOAN OBLIGATIONS 27.5%
ABC Supply Co., Inc.
3.500% due 04/16/2020		$7,425	$7,306
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		10,827	10,861
Albertson’s LLC
4.750% due 03/21/2019		12,469	12,444
Alliance Boots Holdings Ltd.
3.482% due 07/09/2015	GBP	29,885	48,447
Allnex (Luxembourg) & Cy S.C.A.
4.500% due 10/03/2019		$4,624	4,609
Allnex USA, Inc.
4.500% due 10/03/2019		2,399	2,391
Amaya Holdings B.V.
8.000% due 08/01/2022		15,300	15,514
American Renal Holdings, Inc.
4.500% due 09/22/2019		25,610	25,386
AMPAM Corp.
8.375% due 10/31/2018 †		22,050	21,690
AmWins Group LLC
5.000% due 09/06/2019		14,738	14,738
Ancestry.com, Inc.
4.000% due 05/15/2018		2,104	2,091
4.500% due 12/28/2018		7,216	7,175
AP NMT Acquisition BV
6.750% due 08/13/2021		10,000	9,794
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019		1,181	1,164
Asurion LLC
5.000% due 05/24/2019		9,659	9,624
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020		14,160	13,890
Brickman Group Ltd. LLC
7.500% due 12/18/2021		3,000	2,968
Catalent Pharma Solutions, Inc.
4.500% due 05/20/2021		7,737	7,726
6.500% due 12/29/2017		295	295
CDRH Parent, Inc.
5.250% due 07/01/2021		1,480	1,471
CityCenter Holdings LLC
4.250% due 10/16/2020		9,093	9,127
Clear Channel Communications, Inc.
3.804% due 01/29/2016		9,689	9,618
6.904% due 01/30/2019		24,775	23,699
Commercial Barge Line Co.
7.500% due 09/20/2019		4,185	4,209
Covis Pharma Holdings SARL
6.000% due 04/24/2019		4,140	4,135
CPG International, Inc.
4.750% due 09/30/2020		4,963	4,950
Dell, Inc.
4.500% due 04/29/2020		28,452	28,281
Delos Finance SARL
3.500% due 03/06/2021		9,000	8,917
Delta 2 (LUX) SARL
7.750% due 07/31/2022		5,600	5,590
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		122,962	122,578
First Data Corp.
3.655% due 03/24/2017		9,500	9,356
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		22,794	22,357
Freescale Semiconductor, Inc.
4.250% due 03/01/2020		14,776	14,570
Gardner Denver, Inc.
4.250% due 07/30/2020		14,190	13,932
Getty Images, Inc.
4.750% due 10/18/2019		10,782	9,890
H.J. Heinz Co.
3.500% due 06/05/2020		61,016	60,375
Ikaria, Inc.
8.750% due 02/12/2022		800	811
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		25,550	25,194
LTS Buyer LLC
4.000% due 04/11/2020		9,875	9,725

Maxim Crane Works LP
10.250% due 11/26/2018		10,000	10,213
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		7,516	7,353
National Financial Partners Corp.
4.500% due 07/01/2020		6,930	6,887
New Albertson’s, Inc.
4.750% due 06/27/2021		6,170	6,084
NGPL PipeCo LLC
6.750% due 09/15/2017		39,457	39,391
Numericable U.S. LLC
4.500% due 05/21/2020		3,747	3,721
OGX
TBD% - 8.000% due 04/11/2015		2,008	1,667
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		4,988	4,940
Par Pharmaceutical Companies, Inc.
4.000% due 09/30/2019		7,829	7,697
Playa Resorts Holding BV
4.000% due 08/09/2019		2,475	2,444
PRA Holdings, Inc.
4.500% due 09/23/2020		9,900	9,833
Realogy Corp.
3.750% due 03/05/2020		16,788	16,557
Rite Aid Corp.
5.750% due 08/21/2020		5,000	5,080
Sabine Oil & Gas LLC
8.750% due 12/31/2018		11,000	11,000
Salem Communications Corp.
4.500% due 03/16/2020		7,100	7,069
Sequa Corp.
5.250% due 06/19/2017		3,771	3,605
ServiceMaster Co.
4.250% due 07/01/2021		3,375	3,330
Station Casinos LLC
4.250% due 03/02/2020		35,061	34,561
Sun Products Corp.
5.500% due 03/23/2020		24,530	23,222
SunGard Data Systems, Inc.
4.000% due 03/08/2020		8,717	8,628
Syniverse Holdings, Inc.
4.000% due 04/23/2019		4,848	4,769
Trans Union LLC
4.000% due 04/09/2021		1,990	1,963
United Surgical Partners International, Inc.
4.750% due 04/03/2019		9,850	9,839
Univision Communications, Inc.
4.000% due 03/01/2020		39,402	38,709
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		39,810	39,398
WaveDivision Holdings LLC
4.000% due 10/15/2019		4,913	4,867
WTG Holdings Corp.
4.750% due 01/15/2021		3,970	3,943

Total Bank Loan Obligations (Cost $927,199)			923,668

CORPORATE BONDS & NOTES 74.7%
BANKING & FINANCE 27.2%
AGFC Capital Trust
6.000% due 01/15/2067 (j)		20,300	16,697
American International Group, Inc.
8.175% due 05/15/2068 (j)		28,145	38,066
Barclays Bank PLC
7.625% due 11/21/2022 (j)		23,000	24,759
7.750% due 04/10/2023 (j)		2,000	2,167
14.000% due 06/15/2019 (g)(j)	GBP	8,530	17,901
Barclays PLC
8.000% due 12/15/2020 (g)(j)	EUR	3,000	3,960
Blackstone CQP Holdco LP
9.296% due 03/18/2019		$93,547	93,568
BPCE S.A.
12.500% due 09/30/2019 (g)(j)		36,500	49,914
Cantor Fitzgerald LP
7.875% due 10/15/2019 (j)		24,075	26,398
Credit Agricole S.A.
8.125% due 09/19/2033 (j)		12,800	14,253
Credit Suisse
5.750% due 09/18/2025	EUR	200	278
6.500% due 08/08/2023 (j)		$17,400	18,967
Credit Suisse Group AG
6.250% due 12/18/2024 (g)(j)		10,000	9,705
7.500% due 12/11/2023 (g)(j)		9,900	10,420

Exeter Finance Corp.
9.750% due 05/20/2019		21,900	21,900
Genesis Energy LP
5.625% due 06/15/2024 (j)		13,300	12,851
Jefferies Finance LLC
7.375% due 04/01/2020 (j)		7,250	7,449
JPMorgan Chase & Co.
5.000% due 07/01/2019 (g)		5,525	5,407
6.100% due 10/01/2024 (g)		1,100	1,092
KBC Bank NV
8.000% due 01/25/2023 (j)		4,800	5,333
KGH Intermediate Holdco LLC
7.734% due 08/07/2019 (h)		30,750	30,750
8.500% due 08/08/2019 (h)		10,250	10,248
LBG Capital PLC
8.875% due 02/07/2020 (j)	EUR	1,900	2,712
15.000% due 12/21/2019 (j)	GBP	11,100	25,553
15.000% due 12/21/2019 (j)	EUR	8,597	16,339
Lloyds Bank PLC
12.000% due 12/16/2024 (g)(j)		$50,000	73,750
Millennium Offshore Services Superholdings LLC
9.500% due 02/15/2018 (j)		20,000	21,300
Navient LLC
5.625% due 08/01/2033 (j)		15,550	13,140
Rabobank Group
6.875% due 03/19/2020	EUR	2,800	4,213
8.375% due 07/26/2016 (g)		$8,700	9,366
8.400% due 06/29/2017 (g)(j)		1,500	1,656
Regions Financial Corp.
7.375% due 12/10/2037 (j)		15,375	19,544
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	3,600	4,301
5.717% due 06/16/2021 (j)		$1,500	1,473
6.125% due 02/07/2022		5,900	5,929
6.125% due 02/07/2022 (j)		59,200	59,496
Societe Generale S.A.
9.375% due 09/04/2019 (g)(j)	EUR	4,000	6,214
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (d)(j)		$2,500	2,537
Springleaf Finance Corp.
5.400% due 12/01/2015 (j)		21,400	21,935
5.750% due 09/15/2016 (j)		600	624
6.500% due 09/15/2017 (j)		19,100	20,150
6.900% due 12/15/2017 (j)		20,900	22,258
Towergate Finance PLC
8.500% due 02/15/2018 (j)	GBP	13,990	21,773
UBS AG
4.750% due 02/12/2026	EUR	1,500	1,988
7.250% due 02/22/2022 (j)		$10,000	10,710
7.625% due 08/17/2022 (j)		23,250	27,058
Virgin Media Secured Finance PLC
5.500% due 01/15/2021 (j)	GBP	27,379	45,995
6.000% due 04/15/2021 (j)		25,000	41,989
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018	EUR	500	600
5.450% due 11/22/2017		$600	598
6.025% due 07/05/2022		200	191
6.902% due 07/09/2020 (j)		5,100	5,176
6.902% due 07/09/2020		700	711

			911,362

INDUSTRIALS 37.8%
Aeropuertos Dominicanos Siglo S.A.
9.750% due 11/13/2019		500	488
9.750% due 11/13/2019 (j)		9,065	8,838
Aguila S.A.
7.875% due 01/31/2018 (j)		4,000	4,078
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018 (j)		43,850	45,165
10.750% due 10/15/2019 (j)		17,725	17,105
Altice S.A.
7.250% due 05/15/2022	EUR	13,600	17,843
Ancestry.com, Inc. (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (d)(j)		$8,250	8,291
Armored Autogroup, Inc.
9.250% due 11/01/2018 (j)		11,305	11,644
BlueScope Steel Finance Ltd.
7.125% due 05/01/2018 (j)		4,500	4,703
Boardriders S.A.
8.875% due 12/15/2017 (j)	EUR	3,600	4,229
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(j)		$28,642	26,494
Brakes Capital
5.084% due 12/15/2018	EUR	4,400	5,516

Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 (j)		$70,967	54,645
9.000% due 02/15/2020 (j)		3,533	2,747
California Resources Corp.
6.000% due 11/15/2024 (c)(j)		39,900	41,097
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (d)(j)		12,850	12,842
Carolina Beverage Group LLC
10.625% due 08/01/2018 (j)		8,510	8,829
Commercial Vehicle Group, Inc.
7.875% due 04/15/2019 (j)		14,332	14,726
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (d)(j)		9,500	9,672
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (j)		27,950	25,504
Diamond Foods, Inc.
7.000% due 03/15/2019 (j)		1,960	1,965
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)		11,500	11,011
Dry Mix Solutions Investissements S.A.S.
4.334% due 06/15/2021 (j)	EUR	4,500	5,563
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023 (j)		$18,600	17,809
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	742	1,293
6.875% due 02/15/2021 (j)		2,360	4,113
6.875% due 05/09/2025 (j)		2,210	3,798
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (j)		$8,140	8,079
GCI, Inc.
6.750% due 06/01/2021 (j)		35,300	35,212
Hapag-Lloyd AG
9.000% due 10/15/2015 (j)	EUR	4,368	5,665
HD Supply, Inc.
11.500% due 07/15/2020 (j)		$10,000	11,562
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,400	7,997
Hiland Partners LP
7.250% due 10/01/2020 (j)		$3,500	3,728
iHeartCommunications, Inc.
9.000% due 03/01/2021 (j)		36,570	36,524
Intelsat Luxembourg S.A.
6.750% due 06/01/2018 (j)		5,000	5,163
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		3,000	3,015
KION Finance S.A.
6.750% due 02/15/2020 (j)	EUR	16,700	22,612
McClatchy Co.
9.000% due 12/15/2022 (j)		$47,310	51,331
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (j)		19,230	20,288
Mongolian Mining Corp.
8.875% due 03/29/2017		7,375	4,646
Monitchem Holdco S.A.
4.834% due 06/15/2021	EUR	1,600	2,028
5.250% due 06/15/2021 (j)		1,900	2,364
Nara Cable Funding Ltd.
8.500% due 03/01/2020 (j)		26,700	39,881
Numericable Group S.A.
4.875% due 05/15/2019 (j)		$47,400	46,985
5.375% due 05/15/2022 (j)	EUR	4,400	5,756
5.625% due 05/15/2024 (j)		8,600	11,244
6.000% due 05/15/2022 (j)		$3,900	3,934
OGX Austria GmbH
8.375% due 04/01/2022 ^		6,000	228
8.500% due 06/01/2018 ^		48,450	2,180
Ontex S.A.
7.500% due 04/15/2018 (j)	EUR	2,200	2,886
Penn National Gaming, Inc.
5.875% due 11/01/2021 (j)		$3,000	2,775
Perstorp Holding AB
8.750% due 05/15/2017 (j)		51,785	54,115
9.000% due 05/15/2017 (j)	EUR	4,900	6,467
Petrobras International Finance Co. S.A.
5.750% due 01/20/2020 (j)		$11,125	11,670
7.875% due 03/15/2019 (j)		34,521	39,749
Petroleos de Venezuela S.A.
6.000% due 11/15/2026		1,070	562
Pinnacol Assurance
8.625% due 06/25/2034 (h)		23,200	23,542
Pittsburgh Glass Works LLC
8.000% due 11/15/2018 (j)		2,475	2,636
Quiksilver, Inc.
7.875% due 08/01/2018 (j)		888	799
Regency Energy Partners LP
5.000% due 10/01/2022 (j)		16,300	16,117

Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	1,300	1,524
Russian Railways Via RZD Capital PLC
5.700% due 04/05/2022 (j)		$2,100	2,101
5.739% due 04/03/2017 (j)		3,600	3,704
7.487% due 03/25/2031	GBP	100	165
Schaeffler Finance BV
4.250% due 05/15/2018 (j)	EUR	4,000	5,220
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (d)(j)		5,400	7,165
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (d)(j)		$5,250	5,486
Sitel LLC
11.000% due 08/01/2017 (j)		5,500	5,720
Soho House Bond Ltd.
9.125% due 10/01/2018 (j)	GBP	16,450	28,268
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (j)		$60,430	65,264
Spirit Issuer PLC
3.265% due 12/28/2031	GBP	1,100	1,721
5.472% due 12/28/2034 (j)		8,007	12,786
Sun Products Corp.
7.750% due 03/15/2021 (j)		$4,750	3,669
T-Mobile USA, Inc.
6.542% due 04/28/2020 (j)		6,000	6,173
Teine Energy Ltd.
6.875% due 09/30/2022 (j)		6,200	6,115
Tembec Industries, Inc.
9.000% due 12/15/2019 (c)		14,600	14,746
11.250% due 12/15/2018 (j)		47,010	50,921
Tenet Healthcare Corp.
4.500% due 04/01/2021 (j)		6,000	5,873
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019 (j)		44,934	47,405
Unique Pub Finance Co. PLC
7.395% due 03/28/2024	GBP	3,700	6,148
Unitymedia KabelBW GmbH
9.625% due 12/01/2019 (j)	EUR	13,500	18,074
UPCB Finance Ltd.
6.375% due 07/01/2020 (j)		18,950	25,257
7.625% due 01/15/2020 (j)		19,400	25,790
Valeant Pharmaceuticals International
6.875% due 12/01/2018 (j)		$8,810	9,129
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (d)(j)		2,600	2,724
Vector Group Ltd.
7.750% due 02/15/2021 (j)		9,750	10,311
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021 (j)		10,000	10,350
9.125% due 04/30/2018 (j)		15,000	16,330
Walter Energy, Inc.
8.500% due 04/15/2021		6,000	1,860
Welltec A/S
8.000% due 02/01/2019 (j)		740	771
Western Express, Inc.
12.500% due 04/15/2015 (j)		1,800	1,618
Wind Acquisition Finance S.A.
7.000% due 04/23/2021 (j)	EUR	2,700	3,523
Xella Holdco Finance S.A. (9.125% Cash or 9.125% PIK)
9.125% due 09/15/2018 (d)(j)		1,000	1,333

			1,268,992

UTILITIES 9.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018 (j)		$4,500	5,074
8.700% due 08/07/2018		400	451
Cloud Peak Energy Resources LLC
8.500% due 12/15/2019 (j)		13,807	14,394
Frontier Communications Corp.
9.000% due 08/15/2031		1,301	1,356
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (j)		5,000	4,331
6.000% due 11/27/2023 (j)		24,300	23,087
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021 (j)		2,525	2,550
6.510% due 03/07/2022 (j)		700	716
6.510% due 03/07/2022		500	511
6.605% due 02/13/2018	EUR	900	1,209
7.288% due 08/16/2037 (j)		$1,388	1,475
8.625% due 04/28/2034 (j)		7,425	8,687
9.250% due 04/23/2019 (j)		3,600	4,135
Genesis Energy LP
5.750% due 02/15/2021 (j)		1,500	1,472

Illinois Power Generating Co.
6.300% due 04/01/2020 (j)	34,047	32,089
7.950% due 06/01/2032 (j)	31,789	31,630
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022 (j)	1,400	1,225
6.604% due 02/03/2021 (j)	600	611
Petrobras Global Finance BV
3.115% due 03/17/2020 (j)	5,000	5,104
Rosneft Finance S.A.
7.250% due 02/02/2020	100	104
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022	500	431
Sierra Hamilton LLC
12.250% due 12/15/2018 (j)	30,000	31,500
Sprint Corp.
7.125% due 06/15/2024 (j)	32,390	32,755
7.875% due 09/15/2023 (j)	45,650	48,617
VimpelCom Holdings BV
5.950% due 02/13/2023 (j)	25,000	23,063
Westmoreland Coal Co.
10.750% due 02/01/2018 (j)	43,104	45,367
Yellowstone Energy LP
5.750% due 12/31/2026	4,813	4,512

		326,456

Total Corporate Bonds & Notes (Cost $2,534,659)		2,506,810

MUNICIPAL BONDS & NOTES 0.6%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,770	1,780

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036	6,980	7,066

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	14,845	12,632

Total Municipal Bonds & Notes (Cost $21,373)		21,478

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
3.000% due 01/25/2042 - 01/25/2043 (a)(j)	34,529	4,204
3.500% due 08/25/2032 (a)(j)	4,636	722
5.746% due 10/25/2043 (a)(j)	40,157	7,983
5.846% due 08/25/2038 (a)(j)	3,039	393
5.996% due 02/25/2043 (a)(j)	9,217	1,674
6.486% due 12/25/2036 (a)(j)	7,744	1,262
6.496% due 04/25/2037 (a)(j)	14,240	1,955
8.740% due 10/25/2042 (j)	3,631	3,510
Freddie Mac
2.500% due 11/15/2027 (a)(j)	37,080	3,823
3.000% due 02/15/2033 (a)(j)	6,180	841
3.500% due 08/15/2042 (a)(j)	8,780	1,639
4.000% due 03/15/2027 - 09/15/2039 (a)(j)	22,143	3,227
5.846% due 08/15/2042 (a)(j)	13,558	2,965
6.046% due 09/15/2041 - 09/15/2042 (a)(j)	6,437	1,113
6.346% due 12/15/2034 (a)(j)	5,037	568
Ginnie Mae
3.500% due 06/20/2042 (a)(j)	3,160	462
4.000% due 03/20/2042 - 09/20/2042 (a)(j)	8,796	1,455
4.500% due 10/16/2042 (a)(j)	18,233	3,443
5.967% due 08/20/2042 (a)(j)	5,506	1,126
6.046% due 10/16/2042 (a)(j)	854	145
6.097% due 12/20/2040 (a)(j)	5,415	990
6.497% due 01/20/2041 (a)(j)	6,314	1,162
6.546% due 08/16/2039 (a)(j)	7,450	1,167

Total U.S. Government Agencies (Cost $47,123)		45,829

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
0.250% due 01/31/2015 (l)(n)	9,396	9,403
0.250% due 02/28/2015 (j)(l)(n)	4,843	4,847
0.250% due 03/31/2015 (l)	1,500	1,502
0.375% due 11/15/2014 (j)(l)(n)	1,221	1,222
0.500% due 10/15/2014 (l)	1,844	1,844

Total U.S. Treasury Obligations (Cost $18,806)		18,818

MORTGAGE-BACKED SECURITIES 28.6%
Adjustable Rate Mortgage Trust
3.162% due 03/25/2037		7,289	5,886
4.789% due 11/25/2037 ^		2,046	1,522
American Home Mortgage Assets Trust
6.250% due 06/25/2037		740	506
American Home Mortgage Investment Trust
6.100% due 01/25/2037		6,597	3,645
Banc of America Alternative Loan Trust
6.000% due 07/25/2035		313	296
6.000% due 11/25/2035		2,064	1,830
6.000% due 04/25/2036		2,964	2,467
6.000% due 07/25/2046		3,517	2,937
6.500% due 02/25/2036		6,137	5,022
16.600% due 09/25/2035		949	1,184
Banc of America Funding Trust
0.365% due 04/25/2037		4,323	2,960
2.551% due 09/20/2046		6,303	5,332
2.788% due 04/20/2035		7,430	5,647
2.850% due 09/20/2037		1,979	1,311
5.848% due 08/26/2036		7,668	4,360
6.000% due 10/25/2037 ^		9,658	7,713
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.859% due 07/10/2042		3,000	3,087
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^		4,552	3,844
5.750% due 05/25/2037 ^		3,035	2,370
6.000% due 10/25/2036 ^		552	472
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.794% due 07/10/2042 (j)		10,000	10,400
BCAP LLC
8.068% due 10/26/2037		4,840	4,513
17.000% due 07/26/2036		904	933
BCAP LLC Trust
0.326% due 09/26/2035		5,629	5,567
0.336% due 05/26/2036		6,751	3,498
0.656% due 05/26/2035		7,871	4,609
2.508% due 07/26/2036		9,716	8,282
2.758% due 03/26/2037		4,707	3,739
4.438% due 11/27/2035		9,168	7,319
4.835% due 03/27/2037		8,966	6,185
5.104% due 07/26/2036		2,072	1,654
5.500% due 12/26/2035		15,688	10,766
12.246% due 06/26/2037		7,573	6,357
12.420% due 11/26/2035		2,501	2,455
Bear Stearns Adjustable Rate Mortgage Trust
2.482% due 02/25/2036 ^		2,566	2,102
Bear Stearns ALT-A Trust
0.495% due 08/25/2036		6,193	4,326
0.655% due 01/25/2036 ^		6,802	5,359
2.365% due 03/25/2036		4,670	3,283
2.549% due 04/25/2037		11,642	8,913
2.717% due 08/25/2046		8,529	6,307
2.774% due 05/25/2036		2,650	1,556
4.896% due 09/25/2035		9,234	7,391
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036		7,491	6,971
Celtic Residential Irish Mortgage Securitisation PLC
0.281% due 03/18/2049	EUR	10,000	11,942
Chase Mortgage Finance Trust
4.720% due 01/25/2036 (j)		$21,134	20,090
Citigroup Mortgage Loan Trust, Inc.
2.258% due 07/25/2046 ^		1,895	1,666
2.342% due 08/25/2037		8,195	5,826
2.701% due 07/25/2036		7,234	4,683
3.367% due 03/25/2037		6,350	5,113
5.198% due 04/25/2037		1,638	1,455
5.500% due 12/25/2035		4,513	3,177
6.500% due 09/25/2036		1,915	1,422
Countrywide Alternative Loan Resecuritization Trust
2.547% due 03/25/2047		6,217	5,739
Countrywide Alternative Loan Trust
0.344% due 03/20/2047		568	455
0.365% due 08/25/2047		3,312	2,736
0.454% due 11/20/2035		462	388
0.855% due 10/25/2035 ^		2,576	2,094
5.485% due 05/25/2036 (j)		16,035	14,105
5.500% due 11/25/2035		4,192	3,577
5.500% due 12/25/2035 ^(j)		16,313	15,563
5.500% due 02/25/2036		7,298	6,675
5.500% due 05/25/2036 ^		4,016	3,744
5.500% due 05/25/2037		3,474	3,057

6.000% due 03/25/2035		932	808
6.000% due 04/25/2036		1,316	1,119
6.000% due 01/25/2037 ^		2,748	2,520
6.000% due 02/25/2037		10,567	9,166
6.000% due 02/25/2037 ^		1,134	930
6.000% due 04/25/2037 (j)		27,894	24,163
6.000% due 08/25/2037		5,833	4,927
6.000% due 08/25/2037 (j)		15,861	13,396
6.250% due 12/25/2036 ^		1,230	1,035
6.500% due 09/25/2037		5,428	4,456
19.375% due 07/25/2035		287	398
Countrywide Home Loan Mortgage Pass-Through Trust
2.025% due 03/25/2046 (j)		48,972	39,385
2.408% due 03/20/2036		10,796	11,337
6.000% due 01/25/2038 (j)		8,878	8,320
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		687	545
Credit Suisse Mortgage Capital Certificates
1.958% due 04/28/2037		7,819	5,065
2.362% due 10/26/2036		23,265	15,993
5.534% due 12/29/2037		5,832	3,148
5.750% due 05/26/2037		32,140	28,381
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		4,946	3,862
6.500% due 10/25/2021		799	707
6.500% due 05/25/2036		5,633	4,132
6.750% due 08/25/2036 ^		5,204	4,182
Debussy PLC
5.930% due 07/12/2025 (j)	GBP	55,000	92,507
8.250% due 07/12/2025		10,000	16,476
Deutsche ALT-A Securities, Inc.
0.455% due 04/25/2037		$14,717	8,342
5.500% due 12/25/2035 ^		1,561	1,341
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036		6,079	5,121
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)		50	43
0.000% due 05/25/2020 (b)		52	45
0.000% due 06/25/2020 (b)		35	32
0.000% due 03/25/2035 (b)		298	208
Greenwich Capital Commercial Funding Corp.
6.192% due 06/10/2036		2,850	2,873
GSC Capital Corp. Mortgage Trust
0.335% due 05/25/2036		6,075	4,603
GSR Mortgage Loan Trust
5.500% due 11/25/2035 ^(j)		8,658	8,510
HarborView Mortgage Loan Trust
2.526% due 06/19/2045		1,918	1,279
4.591% due 06/19/2036 ^		1,593	1,157
HomeBanc Mortgage Trust
2.283% due 04/25/2037 ^		8,097	4,879
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 (j)		17,398	15,284
Impac Secured Assets Trust
0.325% due 01/25/2037 (j)		12,266	10,484
IndyMac Mortgage Loan Trust
0.335% due 02/25/2037		2,418	1,694
0.365% due 11/25/2036		450	400
2.800% due 06/25/2036		2,030	1,579
Jefferies Resecuritization Trust
6.000% due 12/26/2036		4,834	2,007
JPMorgan Alternative Loan Trust
0.652% due 06/27/2037		14,559	12,181
2.562% due 05/25/2036 ^		1,733	1,436
3.103% due 11/25/2036 ^		1,887	1,579
6.000% due 12/25/2035 ^		2,261	2,065
JPMorgan Chase Commercial Mortgage Securities Trust
5.916% due 06/12/2041 (j)		10,975	10,790
JPMorgan Resecuritization Trust
2.608% due 03/21/2037		8,902	6,942
5.680% due 04/26/2036		7,153	3,989
6.000% due 09/26/2036		3,588	2,242
Lavender Trust
6.250% due 10/26/2036		5,336	3,887
Lehman Mortgage Trust
6.000% due 01/25/2038		8,667	8,615
Lehman XS Trust
1.055% due 08/25/2047		1,036	749
MASTR Alternative Loan Trust
0.855% due 02/25/2036		3,268	2,348
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037		6,394	5,138
Merrill Lynch Mortgage Investors Trust
2.754% due 03/25/2036 ^		18,794	13,031
Morgan Stanley Capital Trust
5.862% due 07/12/2044		10,000	10,050

Morgan Stanley Mortgage Loan Trust
0.325% due 05/25/2036	258	141
2.588% due 05/25/2036	4,213	3,120
2.983% due 11/25/2037	4,081	3,289
5.962% due 06/25/2036	2,315	1,353
Morgan Stanley Re-REMIC Trust
0.459% due 02/26/2037	8,434	5,493
0.462% due 03/26/2037	5,459	3,989
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 (b)	18	14
RBSSP Resecuritization Trust
2.822% due 09/26/2035	8,443	5,134
5.500% due 05/26/2036	5,126	4,001
7.913% due 06/26/2037	1,500	758
Residential Accredit Loans, Inc. Trust
0.305% due 02/25/2037	1,236	966
5.750% due 01/25/2034	4,610	4,792
6.000% due 12/25/2035 ^	5,943	5,266
6.000% due 04/25/2036 ^	3,001	2,588
6.000% due 05/25/2036 ^	8,197	6,975
6.000% due 06/25/2036 ^	3,053	2,492
6.000% due 08/25/2036	5,818	4,698
6.000% due 11/25/2036 ^	6,595	5,263
6.000% due 03/25/2037	5,352	4,411
6.250% due 02/25/2037 ^	8,921	7,291
6.500% due 09/25/2037 ^	2,283	1,793
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^	6,022	5,355
6.000% due 02/25/2036	1,281	1,017
6.000% due 05/25/2036	2,118	1,973
6.000% due 02/25/2037	388	310
6.000% due 03/25/2037 ^	4,660	3,605
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 03/25/2036	10,349	9,569
6.000% due 10/25/2036	2,284	2,025
Sequoia Mortgage Trust
0.927% due 02/20/2034	1,292	1,295
1.961% due 09/20/2032	1,422	1,379
5.899% due 06/20/2037 (j)	24,666	22,769
Structured Adjustable Rate Mortgage Loan Trust
2.612% due 04/25/2036	2,396	2,104
Structured Asset Mortgage Investments Trust
0.365% due 05/25/2046	18	14
1.614% due 02/25/2036 (j)	16,458	14,441
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035	13,962	12,227
Suntrust Adjustable Rate Mortgage Loan Trust
6.005% due 02/25/2037	8,270	7,193
WaMu Mortgage Pass-Through Certificates Trust
2.176% due 07/25/2046	524	480
2.241% due 08/25/2036	5,024	4,442
Washington Mutual Mortgage Pass-Through Certificates Trust
0.367% due 06/25/2046	14,349	8,903
0.395% due 01/25/2047 ^	3,765	2,653
4.780% due 09/25/2036	5,276	3,146
5.750% due 11/25/2035	3,310	2,963
5.967% due 05/25/2036	12,772	9,438
6.221% due 07/25/2036	18,242	10,301
6.449% due 07/25/2036	3,140	1,772
Wells Fargo Mortgage Loan Trust
2.634% due 03/27/2037	8,618	5,849

Total Mortgage-Backed Securities (Cost $906,281)		959,314

ASSET-BACKED SECURITIES 29.4%
Aames Mortgage Investment Trust
1.145% due 07/25/2035	5,909	4,526
Accredited Mortgage Loan Trust
0.415% due 09/25/2036 (j)	16,200	13,661
0.435% due 04/25/2036	4,520	3,811
0.630% due 09/25/2035	3,900	3,580
0.755% due 07/25/2035	5,453	4,283
ACE Securities Corp.
0.455% due 02/25/2036	1,300	1,154
0.775% due 02/25/2036 ^	8,102	6,623
0.805% due 07/25/2035	2,700	2,323
1.655% due 11/25/2034	1,800	1,576
Aegis Asset-Backed Securities Trust
0.585% due 12/25/2035	10,700	7,320
0.635% due 06/25/2035	3,300	2,257
1.155% due 03/25/2035 ^	4,100	3,661
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	3,145	3,307
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.545% due 03/25/2036	20,042	17,080

0.765% due 09/25/2035	7,000	4,396
0.935% due 05/25/2034	2,868	2,636
1.220% due 11/25/2034	2,590	2,112
2.105% due 09/25/2032	1,064	871
Amortizing Residential Collateral Trust
1.280% due 08/25/2032	1,115	997
Anthracite CDO Ltd.
6.000% due 05/24/2037	35,320	36,475
Argent Securities Trust
0.245% due 07/25/2036	1,577	694
0.305% due 07/25/2036	21,205	9,415
0.305% due 09/25/2036	10,992	4,572
0.345% due 03/25/2036	8,092	4,447
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.385% due 01/25/2036	4,351	2,971
0.475% due 01/25/2036	22,440	15,412
1.430% due 11/25/2034	9,031	6,827
Asset-Backed Funding Certificates Trust
0.705% due 07/25/2035	7,400	5,780
1.205% due 03/25/2034	2,033	1,603
Asset-Backed Securities Corp. Home Equity Loan Trust
0.605% due 11/25/2035	5,150	4,537
3.155% due 08/15/2033	1,029	956
Bear Stearns Asset-Backed Securities Trust
0.305% due 06/25/2036	8,443	8,058
1.655% due 10/27/2032	1,015	935
3.952% due 10/25/2036	1,158	1,019
6.000% due 12/25/2035	1,295	1,082
Carrington Mortgage Loan Trust
0.235% due 10/25/2036	1,530	897
0.415% due 02/25/2037	7,400	5,320
1.205% due 05/25/2035	4,400	3,200
Centex Home Equity Loan Trust
0.635% due 10/25/2035	9,213	7,963
Citigroup Mortgage Loan Trust, Inc.
0.355% due 01/25/2037	650	594
0.375% due 12/25/2036	656	379
0.565% due 10/25/2035	7,000	6,057
5.700% due 05/25/2036 ^	4,251	2,904
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037 (j)	22,720	17,942
0.305% due 03/25/2047	8,751	7,516
0.315% due 05/25/2036 (j)	21,243	19,598
0.325% due 03/25/2037 (j)	18,712	16,478
0.325% due 05/25/2037	3,700	3,303
0.385% due 10/25/2047	9,315	7,631
0.395% due 04/25/2036	1,282	1,027
0.435% due 01/25/2045	7,700	5,694
0.595% due 04/25/2036	10,000	7,858
0.605% due 03/25/2047 ^	2,956	2,003
0.615% due 05/25/2036	7,400	6,172
0.795% due 10/25/2035	7,200	5,714
0.805% due 07/25/2035	4,500	4,031
0.885% due 07/25/2035	6,900	5,811
0.905% due 03/25/2034	1,418	1,364
1.055% due 04/25/2035 (j)	10,753	9,228
1.055% due 04/25/2035	3,200	2,522
1.155% due 02/25/2035	4,300	3,737
5.278% due 10/25/2046 ^	423	367
Credit-Based Asset Servicing and Securitization LLC
0.785% due 07/25/2035	3,000	2,083
Encore Credit Receivables Trust
0.845% due 07/25/2035	677	573
Fieldstone Mortgage Investment Trust
0.325% due 07/25/2036	8,717	5,029
First Franklin Mortgage Loan Trust
0.395% due 04/25/2036	6,825	4,509
0.605% due 11/25/2036	6,600	5,468
0.965% due 04/25/2035	1,800	1,695
1.055% due 01/25/2035	2,960	2,478
Fremont Home Loan Trust
0.305% due 01/25/2037	4,755	2,398
0.645% due 07/25/2035	2,800	2,477
GSAA Home Equity Trust
5.058% due 05/25/2035	5,158	4,663
GSAMP Trust
0.215% due 01/25/2037	280	174
0.245% due 01/25/2037	1,544	962
0.305% due 06/25/2036 (j)	11,797	10,576
0.315% due 05/25/2046	1,471	1,270
0.355% due 11/25/2036	6,196	3,689
0.425% due 04/25/2036	9,600	5,969
1.805% due 10/25/2034	1,255	1,101
2.705% due 10/25/2033	1,057	993
Home Equity Asset Trust
1.250% due 05/25/2035	3,800	3,112
1.355% due 07/25/2035	4,000	3,173

Home Equity Loan Trust
0.495% due 04/25/2037	8,000	4,884
HSI Asset Securitization Corp. Trust
0.265% due 12/25/2036	14,425	7,095
0.325% due 12/25/2036	19,913	9,822
0.445% due 11/25/2035	2,547	2,398
0.545% due 11/25/2035	5,830	4,171
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.315% due 11/25/2036	7,520	4,687
0.395% due 04/25/2047	5,100	2,951
0.595% due 03/25/2036	1,504	925
IXIS Real Estate Capital Trust
0.575% due 02/25/2036	6,200	5,189
JPMorgan Mortgage Acquisition Corp.
0.545% due 05/25/2035	5,000	4,049
JPMorgan Mortgage Acquisition Trust
0.305% due 07/25/2036	2,627	1,355
0.395% due 08/25/2036	2,947	2,407
5.161% due 10/25/2036 (j)	19,224	15,703
5.327% due 11/25/2036	2,000	2,009
Lehman XS Trust
5.177% due 05/25/2037 ^(j)	19,289	15,507
Long Beach Mortgage Loan Trust
0.805% due 09/25/2034	1,439	1,194
MASTR Asset-Backed Securities Trust
0.325% due 10/25/2036	4,674	4,022
0.335% due 02/25/2036	11,635	6,900
0.395% due 06/25/2036	4,674	2,669
Merrill Lynch Mortgage Investors Trust
0.345% due 04/25/2047	839	486
0.465% due 08/25/2036	4,000	3,576
0.635% due 05/25/2036	3,700	3,336
0.705% due 09/25/2036	3,793	2,301
Morgan Stanley ABS Capital, Inc. Trust
0.225% due 10/25/2036	6	3
0.295% due 10/25/2036	12,793	7,951
0.305% due 06/25/2036	10,106	7,616
0.305% due 09/25/2036	9,665	5,579
0.305% due 11/25/2036	11,819	7,878
0.375% due 10/25/2036	6,165	3,875
0.585% due 09/25/2035	6,500	5,664
0.625% due 07/25/2035	400	355
2.105% due 05/25/2034	3,457	3,037
Morgan Stanley Capital, Inc. Trust
0.445% due 01/25/2036 (j)	26,137	23,408
Morgan Stanley Home Equity Loan Trust
0.315% due 04/25/2036	4,415	3,208
0.625% due 08/25/2035	800	767
New Century Home Equity Loan Trust
3.155% due 01/25/2033	900	784
Nomura Home Equity Loan, Inc.
0.485% due 10/25/2036	5,936	2,524
Option One Mortgage Loan Trust
0.295% due 01/25/2037	15,114	8,911
0.375% due 01/25/2037	3,082	1,834
0.405% due 03/25/2037	912	533
0.485% due 04/25/2037	3,709	2,268
Option One Mortgage Loan Trust Asset-Backed Certificates
0.615% due 11/25/2035 (j)	13,200	9,861
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.645% due 08/25/2035	2,900	2,265
0.645% due 09/25/2035	10,713	8,742
0.705% due 07/25/2035	30,950	24,060
0.985% due 01/25/2036	4,427	4,012
1.035% due 01/25/2036 ^	10,978	8,196
1.280% due 10/25/2034	10,000	8,332
1.955% due 12/25/2034	9,329	7,829
Popular ABS Mortgage Pass-Through Trust
0.545% due 02/25/2036	7,000	5,551
0.845% due 06/25/2035	626	496
1.305% due 06/25/2035	683	505
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	3,312	1,908
Residential Asset Mortgage Products Trust
0.475% due 01/25/2036	14,303	10,461
0.535% due 01/25/2036	4,360	3,403
0.635% due 09/25/2035	6,494	5,623
0.875% due 02/25/2035	250	224
0.905% due 04/25/2034	6,139	5,595
1.025% due 04/25/2034	6,938	6,602
1.730% due 04/25/2034	2,398	1,365
2.135% due 04/25/2034	2,324	817
Residential Asset Securities Corp. Trust
0.285% due 11/25/2036 (j)	18,558	15,491
0.395% due 09/25/2036 (j)	16,782	14,730

0.415% due 07/25/2036		17,800	13,858
0.435% due 04/25/2036		5,270	4,370
0.485% due 04/25/2036		10,500	8,490
0.495% due 05/25/2037		9,275	6,784
0.555% due 12/25/2035		1,000	911
0.565% due 01/25/2036		3,200	2,789
1.280% due 02/25/2035		1,900	1,578
Saxon Asset Securities Trust
1.905% due 12/25/2037 (j)		65,002	60,347
Securitized Asset-Backed Receivables LLC Trust
0.295% due 07/25/2036 (j)		35,541	26,878
0.315% due 07/25/2036		3,618	1,816
0.395% due 07/25/2036		4,816	2,447
0.405% due 05/25/2036		21,163	12,748
0.425% due 03/25/2036		5,960	4,804
0.815% due 10/25/2035		339	337
Soundview Home Loan Trust
0.305% due 06/25/2037		4,742	2,858
0.315% due 11/25/2036 (j)		19,321	15,183
0.335% due 02/25/2037		9,791	4,900
0.415% due 02/25/2037		4,491	2,275
0.435% due 05/25/2036		4,715	4,013
0.505% due 03/25/2036		7,933	6,505
1.105% due 10/25/2037		11,181	7,675
1.255% due 09/25/2037		2,642	1,876
Specialty Underwriting & Residential Finance Trust
0.505% due 03/25/2037		848	471
0.805% due 12/25/2035		6,300	5,846
1.955% due 05/25/2035		4,000	3,702
4.700% due 02/25/2037		4,161	2,430
Structured Asset Investment Loan Trust
0.645% due 08/25/2035		7,100	6,730
1.055% due 09/25/2034		1,523	1,465
Structured Asset Securities Corp. Mortgage Loan Trust
0.325% due 12/25/2036		1,060	857
0.405% due 09/25/2036		4,300	3,435
Wachovia Mortgage Loan Trust LLC
0.845% due 10/25/2035		8,000	5,935
Wells Fargo Home Equity Asset-Backed Securities Trust
0.485% due 05/25/2036		5,000	3,982
0.615% due 12/25/2035 (j)		11,800	11,097

Total Asset-Backed Securities (Cost $940,993)			987,949

SOVEREIGN ISSUES 6.3%
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050 (f)	BRL	491,926	196,311
Costa Rica Government International Bond
7.000% due 04/04/2044 (j)		$5,500	5,541
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	347,000	3,037
4.500% due 07/03/2017		310,000	2,791
Russia Government International Bond
5.625% due 04/04/2042 (j)		$2,600	2,607
5.875% due 09/16/2043		600	617
7.500% due 03/31/2030		857	962

Total Sovereign Issues (Cost $204,451)			211,866

	SHARES
PREFERRED SECURITIES 2.1%
BANKING & FINANCE 2.0%
Ally Financial, Inc.
7.000% due 10/30/2014 (g)		40,000	40,237
8.500% due 05/15/2016 (g)		15,000	405
Farm Credit Bank of Texas
6.750% due 09/15/2023 (g)		170,000	17,871
GMAC Capital Trust
8.125% due 02/15/2040		331,800	8,829

			67,342

INDUSTRIALS 0.1%
CoBank ACB
6.250% due 10/01/2022 (g)		30,000	3,167

Total Preferred Securities (Cost $68,219)			70,509

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.3%
REPURCHASE AGREEMENTS (i) 0.8%		27,400

SHORT-TERM NOTES 1.1%
Federal Home Loan Bank
0.066% due 03/25/2015	$11,300	11,299
0.101% due 02/25/2015	11,300	11,299
Freddie Mac
0.081% due 01/13/2015	500	500
0.107% due 03/17/2015	2,600	2,600
0.117% due 04/15/2015	12,200	12,198
0.152% due 07/10/2015	800	800

		38,696

U.S. TREASURY BILLS 1.4%
0.036% due 01/02/2015 - 04/02/2015 (e)(j)(l)(n)	46,403	46,401

Total Short-Term Instruments (Cost $112,479)		112,497

Total Investments in Securities (Cost $5,781,583)		5,858,738

Total Investments 174.5% (Cost $5,781,583)		$5,858,738
Financial Derivative Instruments (k)(m) 0.6% (Cost or Premiums, net $(6,011))		19,669
Other Assets and Liabilities, net (75.1%)		(2,520,895)

Net Assets Applicable to Common Shareholders 100.0%		$3,357,512

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind bond security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	7.734%	08/07/2019	08/07/2014	$29,950	$30,750	0.92%
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	10,250	10,248	0.30%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	23,200	23,542	0.70%

				$63,400	$64,540	1.92%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.000%	09/30/2014	10/01/2014	$16,500	U.S. Treasury Notes 2.125% due 09/30/2021	$(16,812)	$16,500	$16,500
RDR	0.000%	09/30/2014	10/01/2014	10,900	U.S. Treasury Notes 1.250% due 11/30/2018	(11,122)	10,900	10,900

Total Repurchase Agreements						$(27,934)	$27,400	$27,400

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(3.000%)	09/23/2014	09/22/2016	$(744)	$(744)
	(2.500%)	07/16/2014	07/15/2016	(4,115)	(4,093)
	(2.000%)	08/20/2014	08/19/2016	(38,053)	(37,966)
	(0.500%)	05/28/2014	05/22/2016	(2,589)	(2,587)
	0.450%	07/03/2014	10/03/2014	(5,670)	(5,676)
	0.450%	07/09/2014	10/09/2014	(22,922)	(22,946)
	0.450%	08/08/2014	11/10/2014	(13,775)	(13,784)
	0.450%	08/12/2014	11/12/2014	(539)	(539)
	0.450%	08/13/2014	11/13/2014	(1,643)	(1,644)
	0.450%	08/15/2014	11/17/2014	(964)	(965)
	0.500%	08/05/2014	11/06/2014	(22,134)	(22,151)
	0.500%	08/13/2014	11/13/2014	(2,148)	(2,149)
	0.500%	09/09/2014	12/09/2014	(27,790)	(27,799)
	0.550%	08/04/2014	11/03/2014	(4,408)	(4,412)
	0.550%	08/07/2014	11/07/2014	(4,190)	(4,193)
	0.550%	08/14/2014	11/03/2014	(660)	(661)
	0.550%	09/08/2014	12/19/2014	(634)	(634)
	0.550%	09/19/2014	12/19/2014	(1,826)	(1,826)
	0.650%	07/15/2014	10/15/2014	(643)	(644)
	0.650%	07/21/2014	10/21/2014	(18,468)	(18,492)
	0.650%	07/23/2014	10/23/2014	(28,146)	(28,181)
	0.650%	09/26/2014	03/26/2015	(662)	(662)
	0.650%	09/29/2014	10/07/2014	(47,122)	(47,124)
	0.650%	10/02/2014	11/04/2014	(13,145)	(13,145)
	0.700%	09/03/2014	12/03/2014	(1,111)	(1,112)
	0.710%	04/02/2014	10/02/2014	(13,625)	(13,674)
	0.734%	08/14/2014	11/14/2014	(5,873)	(5,879)
	0.750%	09/15/2014	12/15/2014	(8,352)	(8,355)
	0.750%	09/23/2014	12/23/2014	(8,808)	(8,809)
	1.381%	08/18/2014	11/18/2014	(13,175)	(13,197)
	1.383%	09/08/2014	12/08/2014	(11,257)	(11,267)
	1.386%	09/24/2014	12/23/2014	(6,349)	(6,351)
	1.425%	06/18/2014	12/18/2014	(10,634)	(10,678)
	1.430%	09/24/2014	03/24/2015	(7,033)	(7,035)
	1.431%	09/16/2014	03/16/2015	(24,794)	(24,809)
	1.431%	09/29/2014	03/30/2015	(6,172)	(6,173)

BPG	0.670%	07/25/2014	10/27/2014		(14,546)	(14,564)
	1.284%	08/15/2014	11/17/2014		(11,836)	(11,856)
BRC	(0.500%)	09/05/2014	10/01/2014	EUR	(4,800)	(6,061)
	(0.250%)	10/01/2014	11/03/2014		(4,488)	(5,668)
	0.500%	07/16/2014	10/16/2014		$(1,944)	(1,946)
	0.500%	08/05/2014	11/06/2014		(9,922)	(9,930)
	0.500%	09/26/2014	10/16/2014		(731)	(731)
	0.600%	08/25/2014	10/03/2014		(1,124)	(1,125)
	0.650%	08/25/2014	10/06/2014		(39,376)	(39,402)
	0.650%	08/27/2014	10/03/2014		(14,634)	(14,643)
	0.650%	09/02/2014	10/02/2014		(11,776)	(11,782)
	0.650%	09/18/2014	10/21/2014		(6,883)	(6,885)
	0.650%	09/23/2014	10/23/2014		(1,940)	(1,941)
	0.650%	10/02/2014	11/04/2014		(11,766)	(11,766)
	0.700%	09/23/2014	10/23/2014		(1,610)	(1,610)
	0.750%	09/05/2014	12/05/2014		(10,418)	(10,424)
	0.750%	09/08/2014	12/08/2014		(2,003)	(2,004)
	0.800%	07/16/2014	10/17/2014	EUR	(3,738)	(4,730)
	0.850%	08/04/2014	10/17/2014		(4,167)	(5,271)
CFR	(1.050%)	09/17/2014	12/31/2014		(3,519)	(4,445)
	0.450%	09/22/2014	10/24/2014		(1,755)	(2,216)
	0.600%	09/04/2014	10/03/2014		(16,015)	(20,237)
	0.600%	09/23/2014	10/24/2014		(3,897)	(4,923)
	0.600%	09/29/2014	10/30/2014		(1,350)	(1,705)
	0.600%	10/03/2014	11/03/2014		(15,998)	(20,206)
	0.850%	09/01/2014	10/01/2014	GBP	(9,165)	(14,868)
	0.850%	10/01/2014	11/03/2014		(14,357)	(23,274)
DBL	0.450%	09/08/2014	10/16/2014	EUR	(8,185)	(10,341)
	0.550%	09/25/2014	10/27/2014		(1,020)	(1,288)
	0.600%	10/01/2014	11/03/2014		(20,602)	(26,022)
	0.650%	09/01/2014	10/01/2014		(20,638)	(26,082)
	0.850%	07/15/2014	10/15/2014		(30,005)	(37,971)
	0.900%	08/05/2014	11/05/2014		(4,689)	(5,932)
	1.150%	07/25/2014	10/27/2014	GBP	(6,863)	(11,150)
	1.202%	09/29/2014	10/29/2014		$(15,834)	(15,835)
	1.203%	10/02/2014	11/03/2014		(7,703)	(7,703)
	1.204%	09/11/2014	10/14/2014		(15,854)	(15,865)
	1.206%	09/08/2014	10/08/2014		(13,367)	(13,377)
	1.207%	09/02/2014	10/02/2014		(15,190)	(15,205)
	1.207%	10/02/2014	10/02/2014		(7,380)	(7,380)
	1.660%	08/18/2014	11/18/2014	GBP	(45,584)	(74,048)
DEU	(1.000%)	07/10/2014	07/09/2016		$(7,481)	(7,464)
	0.550%	08/15/2014	11/17/2014		(1,368)	(1,369)
	0.550%	09/10/2014	12/10/2014		(3,381)	(3,382)
	0.590%	06/30/2014	10/01/2014		(60,098)	(60,190)
	0.590%	06/30/2014	10/02/2014		(28,680)	(28,724)
	0.590%	07/11/2014	10/14/2014		(4,247)	(4,253)
	0.590%	07/15/2014	10/15/2014		(6,278)	(6,286)
	0.590%	07/21/2014	10/21/2014		(21,890)	(21,916)
	0.590%	07/25/2014	10/28/2014		(1,892)	(1,894)
	0.590%	07/29/2014	10/29/2014		(15,546)	(15,562)
	0.590%	08/01/2014	11/04/2014		(22,084)	(22,106)
	0.590%	08/04/2014	11/04/2014		(12,465)	(12,477)
	0.590%	08/05/2014	11/06/2014		(12,563)	(12,575)
	0.590%	08/08/2014	10/21/2014		(17,574)	(17,591)
	0.620%	08/15/2014	11/17/2014		(620)	(621)
	0.620%	08/15/2014	11/18/2014		(3,059)	(3,061)
	0.620%	08/18/2014	11/18/2014		(36,268)	(36,296)
	0.620%	08/22/2014	11/24/2014		(14,770)	(14,780)
	0.620%	08/27/2014	12/01/2014		(24,115)	(24,130)
	0.620%	09/04/2014	12/04/2014		(27,408)	(27,421)
	0.620%	09/10/2014	12/10/2014		(18,549)	(18,556)
	0.620%	09/29/2014	12/01/2014		(7,740)	(7,740)
	0.650%	09/15/2014	12/16/2014		(18,532)	(18,537)
	0.650%	09/23/2014	12/17/2014		(4,744)	(4,745)
	0.650%	09/24/2014	12/23/2014		(2,978)	(2,978)
	0.650%	09/26/2014	10/28/2014		(9,447)	(9,448)
	0.650%	10/01/2014	01/02/2015		(58,879)	(58,879)
MYI	(1.000%)	07/31/2014	12/31/2014	EUR	(588)	(742)
RBC	0.600%	07/10/2014	10/10/2014		$(17,870)	(17,895)
	0.600%	07/14/2014	10/14/2014		(12,562)	(12,579)
	0.600%	07/16/2014	10/16/2014		(11,110)	(11,124)
	0.600%	07/28/2014	10/29/2014		(1,436)	(1,438)
	0.600%	08/20/2014	11/20/2014		(43,741)	(43,772)
	0.600%	09/04/2014	12/04/2014		(13,855)	(13,861)
	0.600%	09/09/2014	12/09/2014		(19,937)	(19,944)
	0.600%	09/12/2014	12/12/2014		(1,747)	(1,748)
	0.690%	06/13/2014	12/15/2014		(11,668)	(11,693)
	0.690%	06/20/2014	12/22/2014		(1,428)	(1,431)
	0.694%	05/19/2014	11/19/2014		(10,230)	(10,257)
	0.694%	05/20/2014	11/19/2014		(28,260)	(28,333)
	0.700%	05/27/2014	11/28/2014		(22,250)	(22,305)
	0.700%	08/20/2014	02/20/2015		(40,408)	(40,441)
	0.700%	08/26/2014	02/26/2015		(5,299)	(5,303)
	0.700%	09/18/2014	03/18/2015		(11,921)	(11,924)
	0.700%	09/22/2014	03/23/2015		(17,068)	(17,071)
	0.700%	09/23/2014	10/29/2014		(50,264)	(50,272)
	0.750%	10/02/2014	04/02/2015		(27,427)	(27,427)

RDR	(2.000%)	05/23/2014	05/21/2016		(1,490)	(1,479)
	0.480%	07/07/2014	10/07/2014		(3,857)	(3,861)
	0.550%	06/16/2014	12/16/2014		(3,801)	(3,807)
	0.550%	09/24/2014	03/24/2015		(11,714)	(11,715)
	0.580%	07/07/2014	10/07/2014		(11,699)	(11,715)
	0.590%	07/11/2014	10/14/2014		(13,341)	(13,359)
	0.600%	09/04/2014	12/04/2014		(3,003)	(3,004)
	0.680%	09/26/2014	03/26/2015		(2,542)	(2,542)
	0.750%	10/01/2014	04/01/2015		(36,494)	(36,494)
	1.230%	07/02/2014	10/03/2014		(6,919)	(6,941)
	1.230%	08/06/2014	10/07/2014		(12,550)	(12,574)
	1.230%	08/07/2014	10/07/2014		(10,248)	(10,267)
	1.230%	08/25/2014	11/25/2014		(12,917)	(12,933)
	1.230%	09/05/2014	12/05/2014		(22,597)	(22,617)
	1.240%	08/29/2014	12/01/2014		(16,262)	(16,280)
	1.330%	09/15/2014	03/16/2015		(22,067)	(22,080)
	1.330%	09/22/2014	03/24/2015		(31,355)	(31,365)
	1.330%	09/23/2014	03/20/2015		(16,861)	(16,866)
	1.330%	09/23/2014	03/24/2015		(7,330)	(7,332)
	1.330%	09/25/2014	03/25/2015		(28,769)	(28,775)
	1.330%	10/01/2014	04/01/2015		(10,445)	(10,445)
	1.330%	10/03/2014	04/06/2015		(6,508)	(6,508)
RYL	0.450%	09/23/2014	10/23/2014	EUR	(3,459)	(4,369)
	0.500%	09/22/2014	12/22/2014		(17,662)	(22,311)
	0.650%	08/21/2014	10/16/2014		(13,397)	(16,935)
	0.750%	09/10/2014	10/16/2014	GBP	(24,302)	(39,421)
	0.860%	08/12/2014	11/12/2014		(7,472)	(12,127)
	0.900%	09/08/2014	12/08/2014		(27,105)	(43,966)
SBI	(1.500%)	07/15/2014	07/14/2016		$(7,748)	(7,723)
	(1.500%)	08/11/2014	08/07/2016		(964)	(962)
	(1.500%)	09/19/2014	07/24/2016		(4,877)	(4,875)
	(1.500%)	09/19/2014	07/30/2016		(4,177)	(4,175)
	0.500%	09/11/2014	10/10/2014	EUR	(16,647)	(21,032)
SOG	0.350%	07/16/2014	10/16/2014		(11,883)	(15,021)
	0.700%	07/16/2014	10/16/2014	GBP	(14,711)	(23,885)
	1.484%	09/24/2014	12/17/2014		$(18,610)	(18,615)
UBS	0.470%	08/15/2014	11/17/2014		(6,792)	(6,796)
	0.500%	08/07/2014	11/07/2014		(16,742)	(16,755)
	0.500%	08/12/2014	11/10/2014		(5,302)	(5,306)
	0.500%	08/14/2014	11/14/2014		(1,366)	(1,367)
	0.500%	08/15/2014	11/17/2014		(19,061)	(19,073)
	0.500%	08/25/2014	11/25/2014		(1,634)	(1,635)
	0.500%	09/03/2014	12/03/2014		(8,551)	(8,554)
	0.500%	09/10/2014	12/10/2014		(2,235)	(2,236)
	0.500%	09/19/2014	12/19/2014		(3,468)	(3,469)
	0.500%	10/03/2014	01/05/2015		(4,698)	(4,698)
	0.500%	10/06/2014	10/17/2014		(4,453)	(4,948)
	0.550%	08/08/2014	11/10/2014		(7,860)	(7,866)
	0.550%	08/14/2014	11/14/2014		(2,580)	(2,582)
	0.550%	08/15/2014	11/14/2014		(789)	(790)
	0.550%	08/21/2014	11/21/2014		(3,251)	(3,253)
	0.550%	08/25/2014	11/25/2014		(619)	(619)
	0.550%	09/03/2014	12/03/2014		(1,449)	(1,450)
	0.550%	09/12/2014	12/12/2014		(5,414)	(5,416)
	0.550%	09/24/2014	11/24/2014		(11,483)	(11,484)
	0.550%	10/02/2014	01/05/2015		(4,415)	(4,415)
	0.570%	08/13/2014	11/13/2014		(46,811)	(46,844)
	0.580%	08/14/2014	11/14/2014		(1,417)	(1,418)
	0.580%	08/21/2014	11/21/2014		(3,449)	(3,451)
	0.600%	08/07/2014	11/07/2014		(13,274)	(13,286)
	0.600%	08/11/2014	11/12/2014		(7,045)	(7,051)
	0.600%	08/13/2014	11/13/2014		(6,820)	(6,826)
	0.600%	08/14/2014	11/14/2014		(2,812)	(2,814)
	0.600%	08/21/2014	11/21/2014		(19,418)	(19,431)
	0.600%	09/03/2014	12/03/2014		(1,184)	(1,185)
	0.600%	10/02/2014	01/05/2015		(5,400)	(5,400)
	0.620%	09/03/2014	12/03/2014		(527)	(527)
	0.620%	10/03/2014	01/05/2015		(864)	(864)
	0.650%	08/05/2014	11/06/2014		(2,077)	(2,079)
	0.650%	08/08/2014	11/10/2014		(21,734)	(21,755)
	0.650%	08/11/2014	11/12/2014		(13,389)	(13,401)
	0.650%	08/13/2014	11/13/2014		(30,000)	(30,027)
	0.650%	08/14/2014	11/14/2014		(5,692)	(5,697)
	0.650%	08/25/2014	11/25/2014		(9,469)	(9,475)
	0.650%	09/19/2014	12/19/2014		(8,989)	(8,991)
	0.650%	09/26/2014	03/26/2015		(4,883)	(4,883)
	0.650%	10/02/2014	01/05/2015		(13,382)	(13,382)
	0.650%	10/03/2014	01/05/2015		(691)	(691)
	0.700%	09/26/2014	03/26/2015		(9,569)	(9,570)
	0.900%	09/24/2014	10/24/2014	GBP	(4,737)	(7,681)
	0.950%	08/05/2014	10/16/2014		(3,228)	(5,241)
	0.950%	10/01/2014	10/24/2014		(2,875)	(4,661)
	1.480%	10/01/2014	04/01/2015		$(21,498)	(21,498)

ULW	0.500%	07/03/2014	10/03/2014		(4,744)	(4,750)
	0.500%	07/08/2014	10/08/2014		(13,330)	(13,346)
	0.500%	07/17/2014	10/17/2014		(28,497)	(28,527)
	0.500%	07/25/2014	10/28/2014		(7,706)	(7,713)
	0.550%	07/02/2014	10/02/2014		(4,420)	(4,426)
	0.550%	07/23/2014	10/23/2014		(4,136)	(4,140)
	0.550%	09/29/2014	10/23/2014		(1,998)	(1,998)
	0.580%	07/02/2014	10/02/2014		(5,650)	(5,658)
	0.580%	07/17/2014	10/17/2014		(4,787)	(4,793)
	0.580%	09/29/2014	10/02/2014		(2,412)	(2,412)
	0.590%	07/10/2014	10/02/2014		(8,330)	(8,341)
	0.600%	07/02/2014	10/02/2014		(3,046)	(3,051)
	0.600%	07/15/2014	10/15/2014		(55,575)	(55,647)
	0.620%	07/03/2014	10/03/2014		(924)	(925)
	0.650%	07/03/2014	10/03/2014		(719)	(720)
	0.650%	07/09/2014	10/09/2014		(5,018)	(5,026)
	0.650%	07/23/2014	10/23/2014		(19,805)	(19,830)
	0.700%	07/25/2014	10/28/2014		(21,856)	(21,885)
	0.700%	09/23/2014	12/23/2014	EUR	(5,022)	(6,344)
	1.000%	07/23/2014	10/23/2014	GBP	(4,158)	(6,754)
	1.050%	07/16/2014	10/16/2014		(4,210)	(6,840)

Total Reverse Repurchase Agreements						$(2,817,652)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $1,947,350 at a weighted average interest rate of 0.646%

(j)	Securities with an aggregate market value of $3,251,776 and cash of $20,324 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$235,026	$14,333	$(1,144)	$1,431	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	102,200	$6,300	$1,553	$125	$0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		46,900	(3,418)	(1,747)	0	(125)
Pay	3-Month USD-LIBOR	2.000%	03/20/2023		$171,000	(6,631)	(5,961)	0	(168)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		182,200	(4,452)	(3,430)	273	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		315,200	(16,871)	(16,127)	1,933	0
Pay	6-Month AUD-BBR-BBSW	3.631%	03/06/2019	AUD	150,000	2,323	2,324	223	0
Pay	6-Month AUD-BBR-BBSW	3.635%	03/06/2019		175,000	2,735	2,735	260	0

						$(20,014)	$(20,653)	$2,814	$(293)

Total Swap Agreements						$(5,681)	$(21,797)	$4,245	$(293)

(l)	Securities with an aggregate market value of $45,793 and cash of $589 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	BRL	13,700	$	5,636	$40	$(1)
	10/2014	$	6,010	BRL	13,700	0	(413)
	11/2014	EUR	5,352	$	7,067	305	0
	11/2014	$	4,678	BRL	11,453	0	(40)
	11/2014		1,618	EUR	1,209	0	(90)
BPS	10/2014	BRL	16,444	$	7,222	503	0
	10/2014	$	7,156	BRL	16,444	0	(438)
	11/2014	EUR	61,290	$	81,499	4,060	0
	11/2014	$	3,634	EUR	2,762	0	(145)

BRC	10/2014	BRL	22,433	$	9,953	788	0
	10/2014	GBP	7,084		11,592	108	0
	10/2014	$	9,153	BRL	22,433	12	0
	10/2014		4,870	GBP	2,935	0	(111)
	11/2014	EUR	4,943	$	6,415	170	0
	11/2014	GBP	417		684	8	0
	11/2014	$	10,507	EUR	8,115	0	(254)
	11/2014		13,946	GBP	8,600	0	(8)
	01/2015	BRL	470	$	199	12	0
CBK	10/2014	CAD	882		800	13	0
	10/2014	GBP	418		678	1	0
	10/2014	$	4,298	AUD	4,844	0	(57)
	11/2014	AUD	4,844	$	4,288	57	0
	11/2014	EUR	1,744		2,249	45	0
	11/2014	$	3,282	EUR	2,531	0	(84)
	01/2015	BRL	122,505	$	51,885	3,092	0
DUB	10/2014	AUD	2,035		1,893	112	0
	11/2014	EUR	184		240	8	0
FBF	10/2014	BRL	140,379		60,491	3,140	0
	10/2014	$	59,536	BRL	140,379	30	(2,216)
	11/2014		3,029		7,342	0	(55)
	01/2015	BRL	117,684	$	49,869	2,996	0
GLM	10/2014		218,158		94,265	5,139	0
	10/2014	JPY	658,822		6,329	322	0
	10/2014	$	89,100	BRL	218,158	116	(90)
	11/2014	EUR	2,276	$	2,901	27	(1)
	01/2015	BRL	47,610		19,968	1,005	0
HUS	10/2014	GBP	6,330		10,247	0	(15)
	11/2014		1,684		2,748	19	0
JPM	10/2014		1,027		1,697	32	0
	10/2014	$	135,414	GBP	82,964	0	(917)
	10/2014		6,053	JPY	658,822	0	(46)
	11/2014	EUR	2,583	$	3,366	103	0
	11/2014	GBP	82,964		135,378	919	0
	11/2014	JPY	658,822		6,054	46	0
	11/2014	$	7,688	GBP	4,700	0	(70)
MSB	10/2014	BRL	20,228	$	8,772	508	0
	10/2014	GBP	71,041		117,823	2,655	0
	10/2014	$	8,253	BRL	20,228	11	0
	11/2014		2,001		4,784	0	(64)
	11/2014		10,500	EUR	8,100	0	(266)
RBC	10/2014	AUD	2,809	$	2,566	107	0
	10/2014	BRL	14,721		6,006	0	(8)
	10/2014	$	6,144	BRL	14,721	0	(130)
UAG	10/2014	BRL	294,874	$	120,308	0	(160)
	10/2014	$	126,618	BRL	294,874	0	(6,151)
	11/2014	BRL	215,599	$	90,932	3,630	0
	01/2015		54,669		23,540	1,765	0

Total Forward Foreign Currency Contracts						$31,904	$(11,830)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	3.149%		$10,000	$(876)	$11	$0	$(865)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		2,300	(223)	(84)	0	(307)
	Russia Government International Bond	1.000%	09/20/2024	2.766%		1,000	(102)	(34)	0	(136)
BPS	Petrobras International Finance Co.	1.000%	03/20/2019	2.283%		20,000	(1,735)	668	0	(1,067)
BRC	Russia Government International Bond	1.000%	06/20/2019	2.430%		1,700	(105)	1	0	(104)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		4,900	(574)	(79)	0	(653)
	Russia Government International Bond	1.000%	09/20/2024	2.766%		1,000	(83)	(54)	0	(137)
CBK	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	3.149%		15,000	(1,276)	(21)	0	(1,297)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		7,900	(489)	4	0	(485)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		3,900	(434)	(86)	0	(520)
	Russia Government International Bond	1.000%	09/20/2024	2.766%		2,600	(225)	(129)	0	(354)
GST	Altice S.A.	5.000%	06/20/2019	3.464%	EUR	4,400	234	143	377	0
	Petrobras International Finance Co.	1.000%	03/20/2019	2.283%		$15,000	(1,294)	494	0	(800)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		3,300	(204)	1	0	(203)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		400	(45)	(8)	0	(53)
HUS	Russia Government International Bond	1.000%	09/20/2024	2.766%		593	(81)	0	0	(81)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	3.149%		15,000	(1,295)	(2)	0	(1,297)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		700	(64)	(29)	0	(93)
MYC	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	3.149%		10,000	(876)	11	0	(865)

							$(9,747)	$807	$377	$(9,317)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$12,427	$(2,680)	$146	$0	$(2,534)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	218,000	$129	$(982)	$0	$(853)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	19,368	Not Applicable, Fully Funded	02/11/2015	$2,863	$2,863	$1,691	$4,554	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	19,303	Not Applicable, Fully Funded	04/11/2015	3,424	3,424	(8)	3,416	0

							$6,287	$1,683	$7,970	$0

Total Swap Agreements							$(6,011)	$1,654	$8,347	$(12,704)

(n)	Securities with an aggregate market value of $8,917 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$907,098	$16,570	$923,668
Corporate Bonds & Notes
Banking & Finance	0	848,464	62,898	911,362
Industrials	0	1,245,450	23,542	1,268,992
Utilities	0	321,944	4,512	326,456
Municipal Bonds & Notes
Iowa	0	1,780	0	1,780
New Jersey	0	0	7,066	7,066
West Virginia	0	12,632	0	12,632
U.S. Government Agencies	0	45,829	0	45,829
U.S. Treasury Obligations	0	18,818	0	18,818
Mortgage-Backed Securities	0	952,957	6,357	959,314
Asset-Backed Securities	0	984,642	3,307	987,949
Sovereign Issues	0	211,866	0	211,866
Preferred Securities
Banking & Finance	8,829	58,513	0	67,342
Industrials	0	3,167	0	3,167
Short-Term Instruments
Repurchase Agreements	0	27,400	0	27,400
Short-Term Notes	0	38,696	0	38,696
U.S. Treasury Bills	0	46,401	0	46,401
Total Investments	$8,829	$5,725,657	$124,252	$5,858,738

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,245	0	4,245
Over the counter	0	32,281	7,970	40,251
	$0	$36,526	$7,970	$44,496

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(293)	0	(293)
Over the counter	0	(24,534)	0	(24,534)
	$0	$(24,827)	$0	$(24,827)

Totals	$8,829	$5,737,356	$132,222	$5,878,407

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 12/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$67,719	$5,275	$(23,273)	$217	$(43)	$(792)	$11,295	$(43,828)	$16,570	$(239)
Corporate Bonds & Notes
Banking & Finance	0	61,642	0	45	0	1,211	0	0	62,898	1,211
Industrials	16,973	34,578	0	0	0	259	0	(28,268)	23,542	342
Utilities	34,440	0	0	0	0	1,572	0	(31,500)	4,512	14
Municipal Bonds & Notes New Jersey	0	7,076	(70)	(2)	0	62	0	0	7,066	61
Mortgage-Backed Securities	0	6,195	0	9	0	153	0	0	6,357	153
Asset-Backed Securities	3,595	0	(455)	(2)	(4)	173	0	0	3,307	168

	$122,727	$114,766	$(23,798)	$267	$(47)	$2,638	$11,295	$(103,596)	$124,252	$1,710
Financial Derivative Instruments – Assets
Over the counter	0	6,287	0	0	0	1,683	0	0	7,970	1,683

Totals	$122,727	$121,053	$(23,798)	$267	$(47)	$4,321	$11,295	$(103,596)	$132,222	$3,393

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	16,570	Third Party Vendor	Broker Quote	83.00 - 100.25
Corporate Bonds & Notes
Banking & Finance	10,248	Benchmark Pricing	Base Price	100.00
	30,750	Discounted Cash Flows	Credit Rating OAS Spread Yield	B-BBB 600 - 950bps 8.75 - 9.75
	21,900	Market Comparable Companies	Credit Rating Net Debt to Equity Ratio Yield	B-BB 8-10x 8.00 - 10.00
Industrials	23,542	Benchmark Pricing	Base Price	102.67
Utilities	4,512	Benchmark Pricing	Base Price	94.05
Municipal Bonds & Notes
New Jersey	7,066	Benchmark Pricing	Base Price	100.38
Mortgage-Backed Securities	6,357	Benchmark Pricing	Base Price	85.49
Asset-Backed Securities	3,307	Benchmark Pricing	Base Price	106.00
Financial Derivative Instruments - Assets
Over the counter	7,970	Indicative Market Quotation	Broker Quote	99.77 - 159.06

Total	$132,222

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
†	All or a portion of this security is owned by PIMCO PCILS I LLC, which is a 100% owned subsidiary of the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC (the “Subsidiary”), a Delaware limited liability company, was formed as a wholly owned subsidiary of PIMCO Dynamic Credit Income Fund for purposes of serving as an investment vehicle for the Fund to effect certain investments for the Fund consistent with PIMCO Dynamic Credit Income Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Credit Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of both PIMCO Dynamic Credit Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of PIMCO Dynamic Credit Income Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. As of the date of this report, the only asset held by the Subsidiary was the AMPAM Parks Mechanical, Inc. senior loan, as reflected in PIMCO Dynamic Credit Income Fund’s Consolidated Schedule of Investments. This structure was established so that the loan could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiary to the PIMCO Dynamic Credit Income Fund (amounts in thousands).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets

03/07/2013	3,357,512	21,695	0.6%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Consolidated Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Consolidated Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the portfolio manager’s expectation of principal and interest payments, fees and costs, and other unobservable inputs which may include credit rating, yield and option adjusted spread (“OAS”) of a security. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable companies valuation estimates fair value by using an internal model that utilizes comparable companies’ inputs such as the company’s credit rating, debt to equity ratios, market multiples derived from earnings before interest, taxes, depreciation and amortization (“EBITDA”), manager assumptions regarding such comparable companies and requested non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of December 31, 2014, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ Appreciation (1)

$ 5,781,722	$ 186,769	$ (109,753)	$ 77,016

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	FBF	Credit Suisse International	RDR	RBC Dain Rausher, Inc.
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
CFR	Credit Suisse Securities (Europe) Ltd.	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services, Inc.	ULW	UBS Ltd.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	CDO	Collateralized Debt Obligation	TBD	To Be Determined

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dynamic Credit Income

By: /s/ Peter G. Strelow

Peter G. Strelow

President, Principal Executive Officer

Date: November 25, 2014

By: /s/ William G. Galipeau

William G. Galipeau

Treasurer, Principal Financial & Accounting Officer

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow

Peter G. Strelow,

President, Principal Executive Officer

Date: November 25, 2014

By: /s/ William G. Galipeau

William G. Galipeau

Treasurer, Principal Financial & Accounting Officer

Date: November 25, 2014